FEDERATED MDT SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

August 7, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:    FEDERATED MDT SERIES (the “Registrant”)

FEDERATED MDT ALL CAP CORE FUND

Class A Shares

Class C Shares

Institutional Shares

FEDERATED MDT BALANCED FUND

Class A Shares

Class C Shares

Institutional Shares

FEDERATED MDT LARGE CAP GROWTH FUND

Class A Shares

Class C Shares

Institutional Shares

FEDERATED MDT SMALL CAP CORE FUND

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

FEDERATED MDT SMALL CAP GROWTH FUND

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

(each, a “Fund” or collectively, the “Funds”)

1933 Act File No. 333-

1940 Act File No. 811-7115

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Registrant.

The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Funds under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which each Fund would acquire all or substantially all of the assets of the corresponding series of the PNC Funds as set forth in the chart below, in exchange for the shares of the applicable share class(es) of the Fund:

PNC Balanced Allocation Fund Class A Class C Class I	Federated MDT Balanced Fund Class A Class C Institutional Shares
PNC Multi-Factor All Cap Fund Class A Class C Class I	Federated MDT All Cap Core Fund Class A Class C Institutional Shares
PNC Multi-Factor Large Cap Growth Fund Class A Class C Class I	Federated MDT Large Cap Growth Fund Class A Class C Institutional Shares
PNC Multi-Factor Small Cap Growth Fund Class A Class C Class I Class R6	Federated MDT Small Cap Growth Fund Class A Class C Institutional Shares Class R6
PNC Multi-Factor Small Cap Core Fund Class A Class C Class I Class R6	Federated MDT Small Cap Core Fund Class A Class C Institutional Shares Class R6
PNC Multi-Factor Small Cap Value Fund Class A Class C Class I	Federated MDT Small Cap Core Fund Class A Class C Institutional Shares
PNC Small Cap Fund Class A Class C Class I	Federated MDT Small Cap Core Fund Class A Class C Institutional Shares

We would appreciate receiving any comments you may have by August 22, 2019. If you have any questions on the enclosed material, please do not hesitate to contact me at (724) 720-8832.

Very truly yours,

/s/Christina A. Eifler

Christina A. Eifler

Senior Paralegal

Enclosures